Nature of operations and going concern	12 Months Ended
Dec. 31, 2022
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Nature of operations and going concern

1. Nature of operations and going concern

Liminal BioSciences Inc., or Liminal or the Company, is incorporated under the Canada Business Corporations Act and is a publicly traded development stage biopharmaceutical company (Nasdaq symbol: LMNL) focused on discovering and developing distinctive novel small molecule therapeutics for inflammatory, fibrotic and metabolic diseases using its drug discovery platform and data driven approach. The Company currently has two development programs: a GPR84 antagonist program for which a lead product candidate, LMNL 6511 has been nominated and for which an Investigational New Drug or IND and Clinical Trial Application or CTA enabling work has commenced, and an OXER1 antagonist program, both of which are each at the preclinical stage.

The Company previously operated a segment devoted to the development of plasma-derived therapeutics, leveraging Liminal’s experience in bioseparation technologies used to isolate and purify biopharmaceuticals from human plasma and received approval, from the U.S. Food and Drug Administration or FDA in June 2021 for its plasma-derived product Ryplazim® (plasminogen) or Ryplazim®, a highly purified glu-plasminogen derived from human plasma that acts as a plasminogen replacement therapy for patients deficient in plasminogen protein. The Company has completed the divestment of this segment in October 2021. These activities are also presented as discontinued operations in the audited annual consolidated financial statements for the years ended December 31, 2021 and 2020 (note 6).

On February 1, 2023, the Company performed a share consolidation of all its issued and outstanding common shares, stock options and warrants on the basis of a consolidation ratio of ten pre-consolidation shares to one post consolidation share. The quantities and per unit prices of the Company's common shares, stock options and warrants presented in these audited annual consolidated financial statements have been retroactively adjusted to give effect to the share consolidation.

The Company’s registered office is located at 231 Dundas Street East, Belleville, Ontario, K8N 1E2 and its principal executive office is located at 440, Boul. Armand-Frappier, suite 300, Laval, Québec, Canada, H7V 4B4. Liminal has active business operations in Canada and the United Kingdom.

Structured Alpha LP, or SALP, is Liminal’s majority and controlling shareholder and is considered Liminal’s parent entity for accounting purposes. Thomvest Asset Management Ltd., or Thomvest, is the general partner of SALP and the ultimate controlling parent, for accounting purposes, of Liminal is The 2003 TIL Settlement.

The consolidated financial statements for the year ended December 31, 2022 are presented in Canadian dollars, $ or CAD, and have been prepared in accordance with International Financial Reporting Standards, or IFRS, as issued by the International Accounting standards Board, or IASB, on a going concern basis, which presumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the ordinary course of business.

During the year ended December 31, 2022, the Company incurred a net loss from continuing operations of $28.9 million ($45.1 million for the year ended December 31, 2021) and had negative operating cash flows, including continuing and discontinued operations, of $31.8 million ($99.6 million for the year ended December 31, 2021). At December 31, 2022, the Company had an accumulated deficit of $1,082.3 million ($1,074.2 million at December 31, 2021) and a working capital of $31.2 million ($96.1 million at December 31, 2021).

With Liminal’s discontinuation of the development of its small molecule product candidate, fezagepras, in July 2022, Liminal’s main activities relate to the development of small molecule product candidates. The Company’s cash runway is dependent on the research programs currently underway, the pace of their progression and their outcome, as well as those planned to be undertaken in the short term. As such, there is always a degree of uncertainty in regard to the outcome or cost of those programs. The cash runway is also dependent on decisions the Company makes in terms of managing its capital, including raising capital through the issuance of debt or equity, and the Company's ability to conclude such financing transactions at an acceptable cost. The need to complete financing transactions in the future is likely to continue until the Company can generate sufficient product revenues to finance its cash requirements. Management may revert to a variety of sources for financing future cash needs including public or private equity offerings, debt financings, strategic collaborations, alliances and licensing arrangements, grant funding, selling non-core assets or other sources.

Despite the Company’s efforts to obtain the necessary funding and improve profitability of its operations, there can be no assurance of its success in doing so, especially with respect to its access to further funding on acceptable terms, if at all.

The Company currently expects that its existing resources will be sufficient to fund its planned operations and expenditures into the first quarter of Fiscal 2024.

These circumstances indicate the existence of a material uncertainty that may cast substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to secure additional capital, it may be required to curtail its research and development initiatives and take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s preclinical, clinical and regulatory efforts, which are critical to the realization of its business plan. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.